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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: SEPTEMBER 30, 2012

Check here if Amendment [ ]; Amendment Number : ______
This Amendment:      [ ] is a restatement
                     [ ] adds new holdings entries


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:      Prosperity Capital Management Limited

Address:   45D Market Street
           2nd Floor, Suite 3202, Gardenia Court
           Camana Bay
           Grand Cayman, KY1-1004
           Cayman Islands

Form 13F File Number: 28-14446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Oliver J. Sinton
Title: Managing Director
Phone: +1 345 745 8500

SIGNATURE, PLACE AND DATE OF SIGNING:

                        Grand Cayman, Cayman
/s/Oliver J. Sinton           Islands            October 31, 2012
-------------------     -------------------    ------------------
     Signature             City, State               Date


REPORT TYPE:

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of other included managers:       0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $174,214
                                         (thousands)


LIST OF OTHER INCLUDED MANAGERS:

None

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                           FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7            COLUMN 8
---------------------  ---------  ---------  --------  --------------------  ----------  --------  ----------------------------
                        TITLE OF                VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP  (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS       SOLE  SHARED      NONE
---------------------  ---------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ---------
VIMPELCOM LTD.         SPONSORED
                             ADR  92719A106   171,557 14,431,395   SH   ---     DEFINED      NONE 10,962,292     ---  3,469,103
MECHEL OAO              SPON ADR
                             PRD  583840509     2,657    973,275   SH   ---     DEFINED      NONE     44,594     ---    928,681
